BANK AND OTHER BORROWINGS (Details Narrative) - USD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Loans and Corporate Bonds [Member]
Short-Term Debt [Line Items]
Interest expense	$ 2,488,433	$ 2,232,328	$ 1,374,628